Fair Value Measurements and Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Measurements and Disclosures [Abstract]
Summary of financial instruments
	Fair Value	Level 1	Level 2	Level 3
Derivative liabilities
Cash and cash equivalents, including restricted cash	3,280,000	3,280,000	—	—
Embedded note conversion feature	489,000	—	—	489,000

	Fair Value	Level 1	Level 2	Level 3

Cash and cash equivalents, including restricted cash	$2,226,000	$2,226,000	$-	$-
Warrant derivative liability	$402,000	$-	$-	$402,000